UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22492

MainGate Trust
 (Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2018

Master Limited Partnerships and Related Companies - 97.3%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 39.5%(1)
United States - 39.5%(1)
BP Midstream Partners, L.P.	2,100,000	$40,026,000
Buckeye Partners, L.P.	1,400,000	62,720,000
Genesis Energy, L.P. - Class A(2)	4,800,000	95,808,000
Magellan Midstream Partners, L.P.	1,000,000	62,460,000
MPLX, L.P.	1,000,000	34,530,000
Phillips 66 Partners, L.P.	1,000,000	49,140,000
Plains All American Pipeline, L.P.	2,500,000	52,750,000
Plains GP Holdings, L.P. - Class A(2)	3,400,000	70,720,000
Semgroup Corporation - Class A(2)	3,000,000	66,600,000
Shell Midstream Partners, L.P.	3,300,000	79,365,000
Valero Energy Partners, L.P.	600,000	23,118,000
		637,237,000
Natural Gas/Natural Gas Liquid Pipelines and Storage - 39.3%(1)
United States - 39.3%(1)
Dominion Midstream Partners, L.P.	1,944,000	48,988,800
Energy Transfer Equity, L.P. (2)	8,000,000	124,000,000
Energy Transfer Partners, L.P.	3,800,000	69,198,000
Enterprise Products Partners, L.P.	5,200,000	132,184,000
EQT GP Holdings, L.P. (2)	1,250,000	29,462,500
EQT Midstream Partners, L.P.	460,000	28,299,200
Western Gas Equity Partners, L.P. (2)	2,150,000	78,260,000
Western Gas Partners, L.P.	1,040,000	48,412,000
Williams Companies, Inc.(2)	2,700,000	74,952,000
		633,756,500
Natural Gas Gathering/Processing - 18.5%(1)
United States - 18.5%(1)
Antero Midstream Partners, L.P.	1,725,000	45,039,750
Enlink Midstream Partners, L.P.	2,200,000	32,120,000
Enlink Midstream, LLC(2)	5,950,000	87,465,000
Targa Resources Corporation(2)	3,000,000	133,950,000
		298,574,750
Total Master Limited Partnerships and Related Companies (Cost $1,503,195,908)		1,569,568,250

Total Investments - 97.3% (Cost $1,503,195,908)(1)		1,569,568,250
Other Assets in Excess of Liabilities - 2.7%(1)		44,148,469
Net Assets Applicable to Common Stockholders - 100.0%(1)		$1,613,716,719

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2018 was as follows:

Cost of investments	$1,490,215,295
Gross unrealized appreciation	217,509,528
Gross unrealized depreciation	(138,156,573)
Net unrealized appreciation	$79,352,955

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2018	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 1,569,568,250	$ 1,569,568,250	$ -	$ -
Total	$ 1,569,568,250	$ 1,569,568,250	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2018.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2018.

Investments in Affiliates

If a Fund’s Holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  The Fund did not have affiliates during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MainGate Trust

By (Signature and Title)  /s/ Matthew G. Mead
Matthew G. Mead, President & Chief Executive Officer

Date  April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Matthew G. Mead
Matthew G. Mead, President & Chief Executive Officer

Date  April 25, 2018

By (Signature and Title)  /s/ Geoffrey P. Mavar
Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date  April 25, 2018